Changes Benefit Obligation and Plan Assets (Detail) - Postretirement Benefits Other Than Pensions - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year	$ 19.3	$ 21.0	$ 34.3
Service cost	0.4	0.5	1.3
Interest cost	0.8	0.8	1.6
Change in discount rate	0.7	(1.2)	2.4
Experience	(0.1)	(0.9)	(1.1)
Other assumption changes	(2.9)	(0.9)	0.4
Plan amendments	0.2	0.0	(17.2)
Benefits paid	(0.3)	(0.2)	(0.8)
Other	0.4	0.2	0.1
Benefit obligation at end of year	18.5	19.3	21.0
Fair value of plan assets at beginning of year	0.0	0.0	0.0
Company contributions	0.3	0.2	0.8
Benefits paid	(0.3)	(0.2)	(0.8)
Fair value of plan assets at end of year	0.0	0.0	0.0
Accrued postretirement benefit cost recognized in the balance sheet	$ (18.5)	$ (19.3)	$ (21.0)